Discontinued Operation (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 12, 2021 USD ($)	Nov. 12, 2021 CNY (¥)
Discontinued Operation [Abstract]
Ownership interest percentage					100.00%	100.00%
Cash consideration					$ 9,400,000	¥ 60.0
Cash received	$ 30,000,000	¥ 4,629,000.0	$ 2,100,000	¥ 15.0
Loss of disposition			$ 6,335,508
Balance amount	$ 2,310,074